Trade Payables and Other Liabilities - Summary of Fair Value of Warrant Liability (Details) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($) shares
Trade Payables And Other Liabilities [line items]
Fair value of warrant liability, Begining Balance	$ 0
Fair value of warrant liability, Ending Balance	$ 88
Warrants
Trade Payables And Other Liabilities [line items]
Number of warrants liabilities, Begining Balance | shares	0
Number of warrants issued | shares	92,593
Number of warrants change in fair value | shares	0
Number of warrants liabilities, Ending Balance | shares	92,593
Fair value of warrant liability, Begining Balance	$ 0
Fair value of warrant liability warrants issued	501
Fair value of warrant liability change in fair value	(413)
Fair value of warrant liability, Ending Balance	$ 88